Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable [Abstract]
Total accounts receivable	$ 918,926	$ 637,647
Allowance	(4,834)
Total	$ 914,092	$ 637,647